SEGMENTS AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC AREA INFORMATION

NOTE 17  -   SEGMENTS AND GEOGRAPHIC AREA INFORMATION

a.      General:

In accordance with ASC 280, operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The CODM are the Chief Executive Officer (“CEO”) and the Chief Financial Officer (CFO).

The Company has three operating segments (which are also its reportable segments) in accordance with ASC 280, “Segment Reporting”, namely, the development, manufacturing, marketing sale and service of energy-based medical systems and appliances for:

•	Surgical applications, primarily ear, nose and throat treatment, benign prostatic hyperplasia, urinary lithotripsy, gynecology, gastroenterology and general surgery.

•	Aesthetic applications, primarily dermatology, plastic surgery, photo rejuvenation, hair removal, non-invasive treatment of vascular lesions and pigmented lesions, acne and treatment of burns and scars.

•	Ophthalmic applications, primarily open angle glaucoma, angle-closure glaucoma, various retinal pathologies and secondary cataracts.

 b.       Financial data relating to reportable operating segments:

(1).   The following financial information is the information that the CODM uses for analyzing the Company's results. The Company presents segment information based on its reporting business units:

	Year ended December 31, 2012
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses(*)	Consolidated

Revenues	$95,962	$62,141	$90,487	$-	$248,590

Gross profit	52,829	27,209	43,641	(413)	123,266

Operating expenses	42,439	26,535	41,721	3,258	113,953
Operating income	$10,390	$674	$1,920	$(3,671)	$9,313

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $3,285 and other non-recurring expenses amounted $386.

	Year ended December 31, 2013
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses (*)	Consolidated

Revenues	$104,693	$60,313	$100,350	$-	$265,356

Gross profit	62,162	26,114	53,789	44	142,109

Operating expenses	49,052	25,669	47,015	(5,240)	116,496
Operating income	$13,110	$445	$6,774	$5,284	$25,613

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,954 income from settlement with third parties amounted $6,692 and other non-recurring income amounted $546

	Year ended December 31, 2014
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses (income) (*)	Consolidated

Revenues	$110,189	$58,961	$120,569	$-	$289,719

Gross profit	65,684	25,620	63,710	(165)	154,849

Operating expenses	50,115	25,754	53,708	4,056	133,633
Operating (loss) income	$15,569	$(134)	$10,002	$(4,221)	$21,216

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $2,776, IPO related expenses amounted $1,194 and other non-recurring expenses amounted $251.

(2)   The following financial information categorizes the Company's assets according to segments:

	Year ended December 31, 2012
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$38,027	$29,608	$35,834	$31,437	$134,906
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$930	$602	$2,363	$-	$3,895
Depreciation and amortization	$1,561	$1,237	$2,068	$-	$4,866

	Year ended December 31, 2013
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$42,323	$27,057	$35,229	$51,619	$156,228
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$1,183	$681	$1,760	$-	$3,624
Depreciation and amortization	$1,476	$1,348	$2,848	$239	$5,911

	Year ended December 31, 2014
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$43,717	$30,311	$39,248	$114,161	$227,437
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$1,039	$556	$2,241	$-	$3,836
Depreciation and amortization	$1,874	$1,713	$3,407	$-	$6,994

c.      Geographic information:

The total revenues are attributed based on the bill-to geographic location of the customers':

	Year ended December 31, 2012
	Americas (*)	EMEA	APAC (**)	Japan	Consolidated

Revenues	$92,446	$42,536	$74,969	$38,639	$248,590
Total long-lived assets	$2,808	$6,196	$1,377	$1,003	$11,384
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2013
	Americas (*)		EMEA		APAC (**)		Japan		Consolidated

Revenues		$92,209		$47,792		$86,125		$39,230	$265,356
Total long-lived assets	$		$		$		$		$12,887
Goodwill		$37,009		$13,208		$-		$-	$50,217

	Year ended December 31, 2014
	Americas (*)	EMEA	APAC (**)	Japan	Consolidated

Revenues	$93,398	$58,470	$100,494	$37,357	$289,719
Total long-lived assets	$2,704	$8,402	$2,444	$1,151	$14,701
Goodwill	$37,009	$13,208	$-	$-	$50,217

(*)	Mainly U.S.
(**)	Mainly China